Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.64894%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$996,190.64

Principal:
Principal Collections	$16,772,398.05
Prepayments in Full	$7,866,141.36
Liquidation Proceeds	$229,779.17
Recoveries	$97,325.90
Sub Total	$24,965,644.48
Collections	$25,961,835.12

Purchase Amounts:
Purchase Amounts Related to Principal	$417,299.94
Purchase Amounts Related to Interest	$597.95
Sub Total	$417,897.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,379,733.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,379,733.01
Servicing Fee	$418,570.88	$418,570.88	$0.00	$0.00	$25,961,162.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,961,162.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,961,162.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,961,162.13
Interest - Class A-3 Notes	$256,550.37	$256,550.37	$0.00	$0.00	$25,704,611.76
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$25,562,780.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,562,780.09
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$25,505,805.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,505,805.42
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$25,463,425.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,463,425.84
Regular Principal Payment	$23,460,185.62	$23,460,185.62	$0.00	$0.00	$2,003,240.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,003,240.22
Residual Released to Depositor	$0.00	$2,003,240.22	$0.00	$0.00	$0.00
Total		$26,379,733.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,460,185.62
Total					$23,460,185.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,460,185.62	$62.15	$256,550.37	$0.68	$23,716,735.99	$62.83
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$23,460,185.62	$17.81	$497,736.29	$0.38	$23,957,921.91	$18.19

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$252,344,627.99	0.6684626	$228,884,442.37	0.6063164
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$439,784,627.99	0.3338429	$416,324,442.37	0.3160342

Pool Information
Weighted Average APR	2.278%	2.270%
Weighted Average Remaining Term	34.26	33.44
Number of Receivables Outstanding	33,331	32,514
Pool Balance	$502,285,051.58	$476,455,650.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$466,515,686.13	$442,671,215.75
Pool Factor	0.3512487	0.3331862

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$33,784,434.32
Targeted Overcollateralization Amount	$60,131,207.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,131,207.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$543,782.99
(Recoveries)		110	$97,325.90
Net Loss for Current Collection Period			$446,457.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0666%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6990%
Second Prior Collection Period			0.6080%
Prior Collection Period			0.5696%
Current Collection Period			1.0948%
Four Month Average (Current and Prior Three Collection Periods)			0.7428%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,532	$10,681,150.90
(Cumulative Recoveries)			$1,221,035.90
Cumulative Net Loss for All Collection Periods			$9,460,115.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6615%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,218.46
Average Net Loss for Receivables that have experienced a Realized Loss			$3,736.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	418	$7,435,521.92
61-90 Days Delinquent	0.17%	43	$816,065.51
91-120 Days Delinquent	0.07%	15	$331,457.78
Over 120 Days Delinquent	0.13%	28	$622,118.66
Total Delinquent Receivables	1.93%	504	$9,205,163.87

Repossession Inventory:
Repossessed in the Current Collection Period		18	$362,563.18
Total Repossessed Inventory		30	$632,976.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2438%
Prior Collection Period			0.2880%
Current Collection Period			0.2645%
Three Month Average			0.2654%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3714%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer